ANNUAL REPORT


                                    COLORADO
                                DOUBLE TAX-EXEMPT
                                    BOND FUND


                                DECEMBER 31, 1998


                                     [LOGO]

          600 17th Street, Suite 2610 S. Tower, Denver, Colorado 80202
                     Statewide Call Toll Free 1-800-279-4426
                    From the Denver Area Call (303) 623-7500


                            LETTER FROM THE PRESIDENT

February 11, 1999

Dear Shareholder:

    The Colorado Double Tax-Exempt Bond Fund, Inc., Short-Intermediate Portfolio, has just finished its first complete calendar year on December 31, 1998, recognizing a total return of 6.53% made up of a 4.53% tax-exempt distribution, plus a 2.00% capital gain, The portfolio was ranked number one in the Lipper Fixed Income Fund performance analysis service, in the category of Oother states short/intermediate muni debt fundsO one year performance.

    The Income Portfolio for the same period, recognized a total return of 6.325% made up of 4.79% tax-exempt distribution, plus a 1.54% capital gain. Without recognizing deductibility features, and using a simple formula, in the maximum Federal (39.6%) and State of Colorado (5.0%) the taxable equivalent yields for the Short-Intermediate Portfolio equals 10.18% (8.18% + 2.00%). The Income Portfolio equals 10.19% (8.65% + 1.54%).

    An unmanaged portfolio based on the Municipal Inter-Market yield history as of December 31, 1997, and December 31, 1998, illustrates a total return for an average life of 6 years of 5.35% (4.25% + 1.10%). The total return on an average life of 20 years is 6.23% (5.15% + 1.08%). The standard index, Lehman Brothers Index, for the long-term municipal total return for 1998, was 6.48% using a composite quality from Baa to Aaa. The Colorado Double Tax-Exempt Bond Fund, being measured herein had a composite quality of Aa in both portfolios.

    The portfolio managers continue to monitor the portfolios on a daily basis in an effort to maximize the annualized total return for both portfolios. Total new issue municipal bond market volume in 1998, was second only to 1993. It is expected that 1999 volume will be 10%-20% lower. Periodically, during 1998, the municipal yield relationship to the US Treasury yields was at 95%-100%. It is expected that the relationship between these yields, municipal and treasury, well re-adjust to the more normal 82%-85% during 1999.

    We look forward to serving your fixed income allocation of your total investment during the coming year.


    Sincerely,

    /s/Calvin F. Isaak
    -----------------
    Calvin F. Isaak
    President

                    COMPARISON OF CHANGE IN VALUE OF $10,000
                   INVESTMENT IN SHORT-INTERMEDIATE PORTFOLIO
                  AND THE BENCHMARK SINCE INCEPTION OF 10/28/97

                                     [GRAPH]



                    COMPARISON OF CHANGE IN VALUE OF $10,000
                         INVESTMENT IN INCOME PORTFOLIO
                  AND THE BENCHMARK SINCE INCEPTION OF 10/28/97

                                     [GRAPH]

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

                                     COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
                                               SCHEDULE OF INVESTMENTS
                                            SHORT-INTERMEDIATE PORTFOLIO
                                                  December 31, 1998

   Face                                                                                  Bond Rating
  Amount                                                                                 Moody's/S&P              Market Value
----------                                                                               -----------              ------------
CERTIFICATES OF PARTICIPATION 14.07%
$100,000   Adams & Arapahoe Counties, Joint School District,

           6.25%. 06/15/07...................................................               Aaa/AAA                $107,800
  20,000   Aims Junior College District,
           6.40%. 12/02/00...................................................                 A3/NR                  20,047
  10,000   Conejos & Alamosa County, School District RE1J,
           7.40%, 12/01/10...................................................                NR/AA-                  10,573
 100,000   El Paso County, School District 38,
           6.25%, 12/01/01...................................................                  A/A2                 103,798
  20,000   Weld County, Administration Building Lease,
           6.40%, 08/01/00...................................................               Baa1/NR                  20,859
                                                                                                                   --------
TOTAL CERTIFICATES OF PARTICIPATION (Cost $261,987)..........................                                       263,077
                                                                                                                   --------

ESCROWED IN U.S. GOVERNMENT SECURITIES 5.30%

    5,000  Arapahoe County, Single Family Mortgage,
           Zero Coupon, 09/01/10.............................................                NR/AAA                   2,982
   30,000  Arvada,
           8.00%, 12/01/03...................................................               AAA /A+                  35,623
   10,000  Castle Pines Metropolitan District,
           7.625%, 12/01/15..................................................               Aaa/AAA                  10,669
   40,000  Pueblo County, Hospital Facilities Series B,
           7.50%, 09/01/01...................................................                 NR/NR                  41,101
   20,000  Thornton Capital Appreciation,
           Zero Coupon, 12/01/10.............................................               Aaa/AAA                   8,367
                                                                                                                   --------
TOTAL ESCROWED IN U.S. GOVERNMENT SECURITIES (Cost $96,642)..................                                        98,742
                                                                                                                   --------
GENERAL OBLIGATION 28.38%

           County/City/Special District/School District 27.00%

   80,000  Adams County, School District #12,
           6.20%, 12/15/09...................................................               Aaa/AAA                  88,179
  100,000  Arapahoe County, School District #005,
           5.00%, 12/15/09...................................................                Aa2/AA                 104,811
   85,000  Boulder Valley, School District RE-2,
           6.25%, 10/15/08...................................................                Aa3/AA                  90,557
   40,000  Broomfield, Capital Appreciation Series B,
           Zero Coupon, 12/01/09.............................................                 A1/NR                  21,849
   35,000  Brighton,
           6.625%, 12/01/11..................................................               Aaa/AAA                  38,256

                          The  accompanying  notes are an  integral  part of these financial statements.

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



                                     COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
                                               SCHEDULE OF INVESTMENTS
                                      SHORT-INTERMEDIATE PORTFOLIO (continued)
                                                  December 31, 1998

   50,000  El Paso County, School District #20,
           5.15%, 12/15/03...................................................               Aa3/AA-                  52,964
   25,000  Jefferson County, School District R-001,
           5.00%, 12/15/04...................................................               Aaa/AAA                  26,470
   75,000  Larimer County, School District R-1
           5.50%, 12/15/07...................................................               Aa3/AA-                  81,898
                                                                                                                   --------
           ..................................................................                                       504,984
                                                                                                                   --------

           Special Tax 1.38%

   25,000  Boulder Open Space Acquisition,
           7.20%, 08/15/13...................................................               Aa1/AA+                  25,862
                                                                                                                   --------
TOTAL GENERAL OBLIGATION (Cost $526,627).....................................                                       530,846
                                                                                                                   --------

REVENUE BONDS  50.18%

           Hospital  17.33%

   25,000  Colorado Health Facilities, Craig Hospital,
           4.90%, 12/01/03...................................................                 A2/NR                  26,057
  295,000  Colorado Health Facilities, National Benevolent Association,
           4.60%, 02/01/03...................................................               Baa1/NR                 297,985
                                                                                                                   --------
                                                                                                                    324,042
                                                                                                                   --------

           Housing  8.42%

  100,000  Colorado Housing Finance Authority, Single Family Series A,
           6.20%, 11/01/99...................................................               Aa1/AA+                 101,431
   20,000  Colorado Housing Finance Authority, Single Family Series AA,
           5.05%, 11/01/07...................................................               Aa1/AA+                  20,573
   35,000  Pueblo County Single Family Mortgage,
           GNMA/FNMA Backed Series A,
           6.30%, 06/01/03...................................................                NR/AA-                  35,480
                                                                                                                   --------
                                                                                                                    157,484
                                                                                                                   --------

           Industrial Development 7.55%

   70,000  Boulder County Industrial Development, May Department Stores,
           6.25%, 09/01/07...................................................                  NR/A                  74,899
   65,000  Broomfield Industrial Development, Albertsons Inc.,
           5.35%, 02/01/00...................................................                 NR/A+                  66,336
                                                                                                                   --------
                                                                                                                    141,235
                                                                                                                   --------





                   The  accompanying  notes are an  integral  part of these financial statements.
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



                                     COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
                                               SCHEDULE OF INVESTMENTS
                                      SHORT-INTERMEDIATE PORTFOLIO (continued)
                                                  December 31, 1998


           Special Tax 12.34%

  200,000  Denver, City & County Excise Tax Series A,
           5.00%, 11/01/08...................................................               Aaa/AAA                 199,770
   30,000  Denver, City & County Excise Tax,
           7.15%, 09/01/10...................................................               Aaa/AAA                  31,042
                                                                                                                 ----------
                                                                                                                    230,812
                                                                                                                 ----------

           Utility 4.54%

   80,000  Platte River Power Authority Series DD,
           5.00%, 06/01/08...................................................               Aaa/AAA                  84,914
                                                                                                                 ----------
TOTAL REVENUE BONDS (Cost $933,505)..........................................                                       938,487
                                                                                                                 ----------

   20,099  MUTUAL FUNDS  1.07%

           Star Bank Tax Free Fund, (Cost $20,099)...........................                                        20,099
                                                                                                                 ----------

TOTAL INVESTMENTS  (Cost $1,838,860).........................................                99.13%              $1,851,251

Other assets in excess of liabilities........................................                 0.87%                  18,901
                                                                                                                 ----------
NET ASSETS ..................................................................               100.00%              $1,870,152
                                                                                                                 ==========






















                       The  accompanying  notes are an  integral  part of these financial statements.

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




                                     COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
                                               SCHEDULE OF INVESTMENTS
                                                  INCOME PORTFOLIO
                                                  December 31, 1998

   Face                                                                                  Bond Rating
  Amount                                                                                 Moody's/S&P              Market Value
----------                                                                               -----------              ------------
CERTIFICATES OF PARTICIPATION  23.22%
  $15,000  El Paso County, School District 38,
           6.90%, 12/01/13...................................................               Aaa/AAA              $   15,745
  100,000  Englewood, Civic Center Project,
           5.10%, 6/01/18....................................................               Aaa/AAA                 100,452
  250,000  Lakewood,
           5.00%, 12/01/20...................................................               Aaa/AAA                 246,875
  150,000  Moffat County, Public Safety,
           5.125%, 6/01/23...................................................               Aaa/AAA                 150,594
                                                                                                                 ----------
TOTAL CERTIFICATES OF PARTICIPATION  (Cost $513,846).........................                                       513,666
                                                                                                                 ----------

GENERAL OBLIGATION 18.69%

   50,000  El Paso County, School District 11,
           7.10%, 12/01/18...................................................               Aa3/AA-                  60,833
  100,000  Highlands Ranch Metropolitan District 3, Series B,
           5.125%, 12/01/12..................................................                  NR/A                 101,395
   50,000  Interstate South Metropolitan District,
           6.00%, 12/01/20...................................................                 NR/A+                  53,992
  125,000  Larimer County School District R-1, Poudre,
           5.50%, 12/15/13...................................................               Aa3/AA-                 133,336
   60,000  Thornton,
           6.00%, 12/01/15...................................................               Aaa/AAA                  63,780
                                                                                                                 ----------
TOTAL GENERAL OBLIGATION  (Cost $414,290)....................................                                       413,336
                                                                                                                 ----------

ESCROWED IN U.S. GOVERNMENT SECURITIES 4.87%

    5,000  Adams County, Building Authority,
           Zero Coupon, 08/15/12.............................................                NR/AAA                   2,670
           Colorado Health Facilities Authority Retirement,
  110,000  Zero Coupon, 07/15/20.............................................                NR/AAA                  34,838
   85,000  Zero Coupon, 07/15/22.............................................               AAA/AAA                  24,194
  180,000  Zero Coupon, 07/15/24.............................................                NR/AAA                  46,048
                                                                                                                 ----------
TOTAL ESCROWED IN U.S. GOVERNMENT SECURITIES (Cost $107,970).................                                       107,750
                                                                                                                 ----------

REVENUE BONDS  51.71%

           Education 19.56%

  205,000  Colorado Postsecondary Educational Facilities,
           6.00%, 03/01/16...................................................                A2/AAA                 221,228
  100,000  Colorado State College Board, Adams State,
           5.75%, 05/15/19...................................................               Aaa/AAA                 106,329

                      The  accompanying  notes are an  integral  part of these financial statements.

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

                                     COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
                                               SCHEDULE OF INVESTMENTS
                                            INCOME PORTFOLIO (continued)

  100,000  University of Northern Colorado, Aux Facilities,
           5.60%, 06/01/24...................................................          Aaa/AAA                 105,234
                                                                                                            ----------
                                                                                                               432,791
                                                                                                            ----------
           Hospitals  3.15%

   50,000  Colorado Health Facilities, Catholic Health,
           5.00%, 12/01/28...................................................           Aa2/AA                  48,674
   20,000  Colorado Health Facilities, Cleo Wallace,
           7.00%, 08/01/15...................................................            NR/NR                  20,914
                                                                                                            ----------
                                                                                                                69,588
                                                                                                            ----------
           Housing  18.01%

   75,000  Adams County, Housing Authority Mortgage,
           5.80%, 12/01/22...................................................             NR/A                  79,221
  300,000  Aurora Single Family Mortgage,
           Zero Coupon, 11/01/12.............................................           NR/AAA                 156,075
   30,000  Colorado Housing Finance Authority, Single Family Housing,
           5.60%, 11/01/16...................................................          Aa1/AA+                  31,189
   50,000  Colorado Housing Finance Authority, Multi Series A,
           5.90%, 10/01/29...................................................           Aa2/AA                  52,140
   25,000  El Paso County, Multi Mortgage, Cottonwood Terrace,
           5.875%, 09/20/28..................................................           Aaa/NR                  25,901
   50,000  San Miguel County, Housing Authority,
           6.40%, 07/01/23...................................................            NR/NR                  53,817
                                                                                                            ----------
                                                                                                               398,343
                                                                                                            ----------
           Special Tax  2.41%

   50,000  Colorado State Fair Authority,
           7.40%, 12/01/12...................................................            NR/NR                  53,382
                                                                                                            ----------
                                                                                                                53,382
                                                                                                            ----------
           Utility  8.58%

           Colorado Springs Utilities,
   25,000  6.50%, 11/15/15...................................................           Aa2/AA                  27,202
  100,000  6.125%, 11/15/20..................................................           Aa2/AA                 106,753
   50,000  Upper Eagle Regal Water Authority,
           6.70%, 12/01/18...................................................            NR/NR                  55,878
                                                                                                            ----------
           ..................................................................                                  189,833
                                                                                                            ----------
TOTAL REVENUE BONDS (Cost $1,132,351)........................................                                1,143,937
                                                                                                            ----------

TOTAL INVESTMENTS (Cost $2,168,457)..........................................           98.49%              $2,178,689

Other assets in excess of liabilities........................................            1.51%                  33,365
                                                                                                            ----------
NET ASSETS ..................................................................          100.00%              $2,212,054
                                                                                                            ==========


                          The  accompanying  notes are an  integral  part of these financial statements.

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



                               COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
                                   STATEMENT OF ASSETS AND LIABILITIES
                                            December 31, 1998

                                                                                                  Short-
                                                                                               Intermediate            Income
                                                                                                 Portfolio            Portfolio
                                                                                               ------------          ----------
ASSETS:
Investments in securities, at value (Cost $1,838,860
  and $2,168,457 respectively) (Note 6).............................................            $1,851,251           $2,178,689
Cash................................................................................                15,816               11,285
Receivable from advisor (Note 3)....................................................                24,003               25,088
Interest receivable.................................................................                18,141               15,889
Prepaid insurance...................................................................                 1,168                1,210
Service deposit.....................................................................                 3,000                3,000
                                                                                                ----------           ----------
        Total assets ...............................................................             1,913,379            2,235,161
                                                                                                ----------           ----------

LIABILITIES:
Payable for securities purchased....................................................                26,320                    0
Payable for dividends declared......................................................                     0                5,831
Accrued expenses....................................................................                16,907               17,276
                                                                                                ----------           ----------
       Total liabilities ...........................................................                43,227               23,107
                                                                                                ----------           ----------

Net Assets .........................................................................            $1,870,152           $2,212,054
                                                                                                ==========           ==========

NET ASSETS CONSIST OF:
Capital stock, $.001 par value;  limited shares authorized; 183,613 and 217,271.....
  shares outstanding, respectively (Note 5).........................................            $      184        $         217
Additional paid in capital..........................................................             1,857,652            2,201,602
Undistributed net investment income.................................................                     0                    0
Accumulated undistributed net realized gain from security transactions..............                   (74)                   3
Net unrealized appreciation of investments..........................................                12,390               10,232
                                                                                                ----------           ----------
Net Assets  ........................................................................            $1,870,152           $2,212,054
                                                                                                ==========           ==========

Net asset value, redemption and offering price per share
  ($1,870,152/183,613 and $2,212,054/217,271 shares of
  capital stock outstanding, respectively) (Note 5).................................            $    10.19           $    10.18
                                                                                                ==========           ==========





                      The  accompanying  notes are an  integral  part of these financial statements.

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


                               COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
                                         STATEMENT OF OPERATIONS
                                  For the year ended December 31, 1998

                                                                                                  Short-
                                                                                               Intermediate            Income
                                                                                                 Portfolio            Portfolio
Investment Income:
Interest............................................................................            $   59,803           $   84,926
                                                                                                ----------           ----------
     Total income ..................................................................                59,803               84,926
                                                                                                ----------           ----------

Expenses:
Investment advisory fee (Note 3)....................................................                 2,841                3,711
Distribution fee (Note 4)...........................................................                 3,088                4,033
Administrative fee (Note 3).........................................................                26,976               28,021
Transfer agent fee (Note 3).........................................................                10,306               10,349
Audit fee...........................................................................                 8,499                8,500
Custody fee.........................................................................                 7,375                8,275
Directors fees and expenses.........................................................                 4,000                4,000
Registration........................................................................                   726                  726
Legal fee...........................................................................                16,468               16,468
Insurance expense...................................................................                 6,329                6,287
Other...............................................................................                   674                  667
                                                                                                ----------           ----------
     Total expenses ................................................................                87,282               91,037
                                                                                                ----------           ----------
Less:  Expense reimbursement from advisor (Note 3)..................................               (78,883)             (80,066)
                                                                                                ----------           ----------
     Net expenses ..................................................................                 8,399               10,971
                                                                                                ----------           ----------

     Net investment income .........................................................                51,404               73,955
                                                                                                ----------           ----------

Realized and Unrealized Gain on Investments:  (Note 2)
Net realized gain on investments....................................................                 7,047               19,036
Unrealized appreciation of investments for the period...............................                12,229                6,243
                                                                                                ----------           ----------

Net gain on investments ............................................................                19,276               25,279
                                                                                                ----------           ----------

Net increase in net assets from operations .........................................               $70,680              $99,234
                                                                                                ==========           ==========








                        The  accompanying  notes are an  integral  part of these financial statements.

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



                                              COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
                                                  STATEMENT OF CHANGES IN NET ASSETS

                                                                          For the period                       For the period
                                                       For the year       April 17, 1997      For the year     April 17, 1997
                                                           ended         (Capitalization)         ended       (Capitalization)
                                                       December 31,       to December 31,     December 31,     to December 31,
                                                           1998                1997               1998              1997
                                                       ------------       --------------      ------------     --------------
                                                         Short-Intermediate Portfolio                 Income Portfolio
                                                       ---------------------------------      -------------------------------

Increase in Net Assets from Operations:
Net investment income...............................  $     51,404         $     335         $     73,955         $    1,598
Net realized gain on investments....................         7,047                 0               19,036                298
Unrealized appreciation for the period..............        12,229               161                6,243              3,989
                                                      ------------         ---------         ------------         ----------
Net increase in net assets from operations..........        70,680               496               99,234              5,885
                                                      ------------         ---------         ------------         ----------

Distributions paid to shareholders:
From net investment  income($.44,  $.07 and $.47,...
    $.09 per share, respectively)...................       (51,404)             (335)             (73,955)            (1,598)
From net realized gains
  ($.04 and $.09 per share respectively)............        (7,121)                0              (19,331)                 0

Capital share transactions (Note 5) ................     1,807,091            50,745            1,885,856            315,963
                                                      ------------         ---------         ------------         ----------
      Total increase in net assets .................     1,819,246            50,906            1,891,804            320,250
                                                      ------------         ---------         ------------         ----------

Net Assets:
Beginning of period.................................        50,906                 0              320,250                  0
                                                      ------------         ---------         ------------         ----------

End of period ......................................    $1,870,152           $50,906           $2,212,054           $320,250
                                                      ============         =========         ============         ==========














   The accompanying notes are an integral part of these financial statements.

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


                                 COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
                                        SHORT- INTERMEDIATE PORTFOLIO
                                            FINANCIAL HIGHLIGHTS
                            (For a fund share outstanding throughout the period)

                                                                                                  For the period
                                                                                                 October 28, 1997
                                                                         For the year            (Commencement of
                                                                             ended                operations) to
                                                                       December 31, 1998         December 31, 1997
                                                                       -----------------         -----------------
Net asset value, beginning of period ............................           $10.03                      $10.00
                                                                            ------                      ------
Income from investment operations:
     Net investment income.......................................             0.44                        0.07
     Net realized and unrealized gain on investments.............             0.20                        0.03
                                                                            ------                      ------
    Total from investment operations ............................             0.64                        0.10
                                                                            ------                      ------

Less distributions:
      Dividends from net investment income.......................            (0.44)                      (0.07)
      Dividends from net realized gains..........................            (0.04)                       0.00
                                                                            ------                      ------
Total distributions .............................................            (0.48)                      (0.07)
                                                                            ------                      ------

Net asset value, end of period ..................................           $10.19                      $10.03
                                                                            ======                      ======

Ratios/Supplemental Data:
Net assets, end of period (in 000's).............................           1,870                          51
Ratio of expenses to average net assets..........................             7.07%                      84.89%   **
Ratio of expenses to average net assets, after reimbursement.....             0.68%                       0.68%   **
Ratio of net investment income (loss) to average net assets......            (2.22)%                    (80.44)%  **
Ratio of net investment income (loss) to average
     net assets, after reimbursement.............................             4.16%                       3.77%   **
Portfolio turnover rate..........................................           172.71%                       0.00%

Total return *...................................................             6.53%                       5.64%   **


*    Based on net asset  value per share

**   The  Portfolio  was  capitalized  on
     April 17, 1997,with $50,000 representing 5,000 shares at a net asset value per share of $10.00. The initial public offering was made on November 3, 1997, at which time the net asset value per share was $10.00. Ratios for this initial period of operations are annualized.



  The  accompanying  notes are an  integral  part of these financial statements.

                                 COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
                                              INCOME PORTFOLIO
                                            FINANCIAL HIGHLIGHTS
                            (For a fund share outstanding throughout the period)

                                                                                                   For the period
                                                                                                  October 28, 1997
                                                                          For the year            (Commencement of
                                                                              ended                operations) to
                                                                        December 31, 1998         December 31, 1997
                                                                        -----------------         -----------------
Net asset value, beginning of period ............................            $10.12                      $10.00
                                                                             ------                      ------
Income from investment operations:
     Net investment income.......................................              0.47                        0.09

     Net realized and unrealized gain on investments.............              0.15                        0.12
                                                                             ------                      ------

     Total from investment operations ...........................              0.62                        0.21
                                                                             ------                      ------

Less distributions:
      Dividends from net investment income.......................             (0.47)                      (0.09)

      Dividends from net realized gains..........................             (0.09)                       0.00
                                                                             ------                      ------

Total distributions .............................................             (0.56)                      (0.09)
                                                                             ------                      ------

Net asset value, end of period ..................................            $10.18                      $10.12
                                                                             ======                      ======

Ratios/Supplemental Data:
Net assets, end of period (in 000's).............................             2,212                         320
Ratio of expenses to average net assets..........................              5.64%                      24.20%   **
Ratio of expenses to average net assets,  after reimbursement....              0.68%                       0.68%   **
Ratio of net investment income (loss) to average net assets......             (0.38)%                    (18.48)%  **
Ratio of net investment income (loss) to average
    net assets, after reimbursement..............................              4.58%                       5.03%   **
Portfolio turnover rate..........................................            120.86%                      25.64%

Total return *...................................................              6.33%                      12.21%   **

*    Based on net asset value per share

**   The Portfolio was capitalized on April
     17, 1997, with $50,000 representing 5,000 shares at a net asset value per share of $10.00. The initial public offering was made on November 3, 1997, at which time the net asset value per share was $10.00. Ratios for this initial period of operations are annualized.



The accompanying notes are an integral part of these financial statements.

                   COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1998

NOTE 1.   ORGANIZATION

       The Colorado Double Tax Exempt Bond Fund (the OFundO) was organized as a Maryland Corporation, on August 29, 1996, and commenced operations on October 28, 1997. The Corporation is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open end management investment company. The Fund is authorized to issue 100,000,000 shares of capital stock, par value of $.001 per share, of which 40,000,000 shares are initially authorized as Class A shares which constitute the Short-Intermediate Portfolio and 20,000,000 shares are initially authorized as Class B Shares which constitute the Income Portfolio. The Fund was formed to provide Colorado investors with as high a level of tax exempt income exempt from Federal and Colorado state income taxes as is consistent with the maturities of the portfolio selected, with a greater degree of principal stability than is associated with funds or trusts invested exclusively in long-term municipal bonds.

NOTE 2.   SIGNIFICANT ACCOUNTING POLICIES

       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

          Securities Valuations- Portfolio securities are valued at the last reported sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the FundOs Board of Directors. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the FundOs shares.

          Federal Income Taxes- The Fund intends to qualify each year as a Oregulated investment companyO under the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

          Dividends and Distributions- The Fund accrues dividends daily and distributes monthly all of its net investment income. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

          Organization Expenses- During its organization and initial registration with the Securities and Exchange Commission (the OSECO), the Fund incurred organization expenses of $38,656. The Adviser has elected to incur these expenses.

          Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Interest income is recorded on an accrual basis.

          Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                   COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1998

NOTE 3.   INVESTMENT ADVISORY, ADMINISTRATION AND CUSTODIAL AGREEMENTS

     The Board of Directors provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement between the Fund and Funds Management Corporation (the OManagerO) and subject to the authority of the Board of Directors, the Manager manages the investments of the Fund and is responsible for the overall management of the business affairs of the Fund.

     Under the terms of the Management Agreement, the Fund has agreed to pay the manager a base monthly management fee at the annual rate of .23%, of the FundOs average daily net assets.

     All expenses incurred in the operation of the Fund will be borne by the Fund, except to the extent specifically assumed by the Manager. The expenses to be borne by the Fund will include: taxes, interest, brokerage fees and commissions, fees of board members who are not officers, directors or employees of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and fund accounting fees, charges of custodians, transfer and dividend disbursing agentsO fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholdersO reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the FundOs Distribution and Shareholder Servicing Plan (the OPlanO) and any extraordinary expenses. The Manager has agreed to reimburse the Fund for its expenses to the extent that they ever exceed .68% (including the AdvisorOs fee) of the average annual net assets of the Fund. The Manager is a wholly owned subsidiary of Isaak Bond Investments, Inc. (OThe Principal UnderwriterO). The Principal Underwriter is owned by certain Officers and Directors of the Fund.

     For the year ended December 31, 1998, the Manager earned advisory fees of $6,552. The Manager earned $2,841 from the Short-Intermediate Portfolio, and $3,711 from the Income Portfolio, respectively. The Manager reimbursed the Fund $158,949 in expenses. The Manager reimbursed the Short-Intermediate Portfolio $78,883, and reimbursed the Income Portfolio $80,066, respectively.

     The Fund has agreements with American Data Services, Inc. (the OAdministratorO) to provide shareholder servicing, fund accounting and administrative services to the Fund. The services to be provided under the agreements include day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records, preparation of reports, supervision of the FundOs arrangement with its custodian and assistance in the preparation of the FundOs registration statement under federal and state laws. Costs incurred totaled $75,652, $37,282 for the Short-Intermediate Portfolio, and $38,370 for the Income Portfolio respectively, for the year ended December 31, 1998. The agreements provide for minimum fees of $3,000 per portfolio plus expenses and transactional charges. The Fund is required to maintain a $3,000 per portfolio deposit with the Administrator.

     The FundOs custody agreements with a bank provides for fees on a transactional basis plus expenses. The minimum monthly fee per portfolio is $400 per month.

                   COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1998


NOTE 4. DISTRIBUTION AGREEMENT

     Under a plan adopted by the FundOs Board of Directors pursuant to Rule 12b-1 under the 1940 Act (the OPlanO), the Fund pays the Manager for each of the FundOs portfolios, a shareholder servicing and distribution fee at the annual rate of .25% of the average daily net assets of the Fund. Such fee will be used in itOs entirety by the Manager to make payments to reimburse distributors or others for all expenses incurred by distributors or others in the promotion and distribution of the FundOs shares. Such expenses may include, but are not limited to, the printing of prospectuses and reports used for sales purposes, expenses of prepaying and distributing sales literature and related expenses, including a prorated portion of distributorsO overhead expenses attributable to the distribution of Fund shares, as well as any distribution or service fees paid to securities broker-dealers or their firms or others who have executed a servicing agreement with the Fund, distributors or their affiliates. The fees paid to the Manager under the Plan are in addition to the fees payable under the Management Agreement and are payable without regard to actual expenses incurred. For the year ended December 31, 1998, the amount paid or accrued for such expenses was $7,121. The breakdown per Fund was, $3,088 for the Short-Intermediate Portfolio, and $4,033 for the Income Portfolio.

NOTE 5. CAPITAL SHARE TRANSACTIONS

     As of December 31, 1998 there was an authorized number of $.001 par value shares of capital stock authorized for the Fund. The Fund is authorized to issue 100,000,000 shares of capital stock, par value of $.001 per share, of which 40,000,000 shares were initially authorized as Class A Shares which constitute the Short-Intermediate Portfolio and 20,000,000 shares were initially authorized as Class B Shares which constitute the Income Portfolio. The Board of Directors is authorized to assign any of the 40,000,000 unassigned shares of the Fund to a portfolio. Transactions in capital stock were as follows:

NOTE 5. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Short-Intermediate Portfolio

                                                                                                For the period
                                                            For the year                        April 17, 1997
                                                               ended                         (Capitalization) to
                                                         December 31, 1998                     December 31, 1997
                                                     --------------------------          --------------------------
                                                      Shares            Amount            Shares            Amount
                                                     --------         ---------          --------         ---------

Shares sold.....................................     189,687          $1,920,879            5,050          $50,500
Shares issued for reinvestment
   of dividends and distribution................       5,756              58,616               24              245

Shares redeemed.................................     (16,904)           (172,404)               0                0
                                                     -------          ----------            -----          -------
Net increase....................................     178,539          $1,807,091            5,074          $50,745
                                                     =======          ==========            =====          =======



                   COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1998


NOTE 5. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Income Portfolio

                                                                                                  For the period
                                                              For the year                        April 17, 1997
                                                                 ended                         (Capitalization) to
                                                           December 31, 1998                     December 31, 1997
                                                       ---------------------------         --------------------------
                                                        Shares            Amount            Shares            Amount
                                                       --------         ----------         --------         ---------
Shares sold.....................................       169,620          $1,722,647           31,558         $315,000
Shares issued for reinvestment
   of dividends and distribution................        16,500             168,209               95              963

Shares redeemed.................................          (502)             (5,000)               0                0
                                                       -------          ----------           ------         --------
Net increase....................................       185,618          $1,885,856           31,653         $315,963
                                                       =======          ==========           ======         ========


NOTE 6. INVESTMENTS

                                                                               Short-
                                                                            Intermediate           Income
                                                                              Portfolio           Portfolio
                                                                            ------------          ----------
Purchases of investment securities.....................................      $3,782,930           $3,689,302
                                                                             ==========           ==========

Sales of investment securities.........................................      $2,016,623           $1,898,013
                                                                             ==========           ==========

Accumulated unrealized appreciation- January 1, 1998...................      $      161           $    3,989

    Add: Gross unrealized appreciation.................................          16,514               11,999

    Less: Gross unrealized depreciation................................          (4,285)              (5,756)
                                                                             ----------           ----------

Accumulated unrealized appreciation- December 31, 1998.................      $   12,390           $   10,232
                                                                             ==========           ==========

Aggregate cost of securities, Federal income tax purposes..............      $1,838,860           $2,168,457
                                                                             ==========           ==========


The Shareholders and
Board of Directors
Colorado Double Tax-Exempt Bond Fund, Inc.

    We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC. (Company) (comprising, respectively, the Short-Intermediate and Income Portfolios) as of December 31, 1998 and the related statement of operation for the year then ended, the statement of changes in net assets for the year ended December 31, 1998 and period from April 17, 1997 (Capitalization) to December 31, 1997, and the financial highlights for the year ended December 31, 1998 and period from April 17, 1997 (Capitalization) to December 31, 1997. These financial statements and financial highlights are the responsibility of the CompanyOs management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC. as of December 31, 1998, the result of its operations for the year ended, the changes in net assets for the year ended December 31, 1998 and for the period from April 17, 1997 (Capitalization) to December 31, 1997, and the financial highlights for the year ended December 31, 1998 and for the period from April 17, 1997 (Capitalization) to December 31, 1997 in conformity with generally accepted accounting principles.




                                          /s/ BAIRD, KURTZ & DOBSON
                                          -------------------------
                                              BAIRD, KURTZ & DOBSON


Denver, Colorado
February 16, 1999